UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05734

Diamond Hill Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Address of principal executive offices)	(Zip code)

James F. Laird, Jr.,
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3341

Date of fiscal year end: 12/31

Date of reporting period: 03/31/10

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)
		Fair
	Shares	Value
Preferred Stocks — 8.1%
Banking Services — 4.6%
Citizens Funding Trust I, 7.50%	9,544	$154,231
Huntington Bancshares, Inc., Series A, 8.50%	890	872,200
Regions Financing Trust III, 8.88%<	9,956	248,701
Wachovia Preferred Funding Corp., Series A, 7.25%	32,215	748,354
		2,023,486
Financial Services — 1.9%
Countrywide Capital V, 7.00%<	37,460	840,977
REITs and Real Estate Management — 1.6%
iStar Financial, Inc., Series F, 7.80%	36,660	531,203
LaSalle Hotel Properties, Series E, 8.00%	8,506	202,188
		733,391
Total Preferred Stocks		3,597,854
Common Stocks — 80.6%
Asset Management — 0.5%
Affiliated Managers Group, Inc.*<	2,675	211,325
Banking Services — 30.9%
Bank of New York Mellon Corp.†	43,818	1,353,100
BB&T Corp.<	27,027	875,405
City National Corp.<	4,250	229,372
Comerica, Inc.	8,572	326,079
First California Financial Group, Inc.*	71,560	188,918
First Financial Holdings, Inc.<	55,805	840,423
First Niagara Financial Group, Inc.<	32,530	462,577
First of Long Island Corp.<	16,770	404,157
Huntington Bancshares, Inc.<	130,305	699,738
National Penn Bancshares, Inc.<	115,675	798,157
NewBridge Bancorp*<	51,512	182,868
PNC Financial Services Group, Inc.	20,185	1,205,044
Sterling Bancorp	52,175	524,359
SunTrust Banks, Inc.	24,735	662,651
U.S. Bancorp	61,199	1,583,830
Wells Fargo & Co.	92,800	2,887,936
Wilmington Trust Corp.<	29,740	492,792
		13,717,406
Consumer Financial Services — 1.7%
American Express Co.	10,710	441,895
Discover Financial Services	22,935	341,731
		783,626
Financial Services — 14.2%
Bank of America Corp.	80,145	1,430,588

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)
		Fair
	Shares	Value
Financial Services — 14.2% continued
JPMorgan Chase & Co.†	63,123	$2,824,754
Leucadia National Corp.*<	18,645	462,583
Morgan Stanley	15,910	466,004
MVC Capital, Inc.<	34,040	461,923
State Street Corp.	14,564	657,419
		6,303,271
Insurance — 30.7%
Alleghany Corp.*<	1,617	470,136
Allstate Corp.	42,000	1,357,020
Arch Capital Group Ltd.*<	8,890	677,863
Assurant, Inc.	45,015	1,547,616
Assured Guaranty Ltd.<	80,051	1,758,720
First American Corp.	16,290	551,254
Hanover Insurance Group, Inc., The†	6,765	295,022
Hartford Financial Services Group, Inc.	15,347	436,162
Horace Mann Educators Corp.<	62,217	936,988
Marsh & McLennan Cos., Inc.<	35,355	863,369
Old Republic International Corp.<	125,830	1,595,524
Prudential Financial, Inc.	26,740	1,617,770
Travelers Cos., Inc., The†	28,760	1,551,314
		13,658,758
REITs and Real Estate Management — 2.6%
Mid-America Apartment Communities, Inc. REIT<	3,940	204,052
Redwood Trust, Inc. REIT<	62,285	960,435
		1,164,487
Total Common Stocks		35,838,873

	Par	Fair
	Value	Value
Corporate Bonds — 3.4%
Banking Services — 3.4%
AmSouth Bank, 5.20%, 4/01/15	440,000	409,917
First Horizon National Corp., 4.50%, 5/15/13	725,000	683,337
Zions Bancorp., 7.75%, 9/23/14	415,000	418,577
		1,511,831
Total Corporate Bonds		1,511,831
Repurchase Agreement — 17.9%
BNP Paribas Securities Corp.,
0.00%, 4/01/10,
Repurchase agreement is collateralized by various U.S. Government Agency securities
with a range of rates from 0%-5%, and maturities from 7/1/2010 thru 7/13/2037††	7,973,392	7,973,392

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
March 31, 2010 (Unaudited)
	Par	Fair
	Value	Value
Registered Investment Company — 7.7%
JPMorgan U.S. Government Money Market Fund-Capital Shares	3,409,000	$3,409,000

Total Investment Securities — 117.7%
(Cost $43,097,654)**		$52,330,950

Segregated Cash With Brokers — 7.3%		3,227,973

Securities Sold Short — (7.2)%
(Proceeds $2,984,419)		(3,185,025)

Liabilities In Excess
Of Other Assets — (17.8%)		(7,929,068)
Net Assets — 100.0%		$44,444,830

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $7,763,179.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $3,543,219.

††	Security position represents collateral for securities loaned with a total market value of $7,973,392.

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)
		Fair
	Shares	Value
Common Stocks — 100.0%
Banking Services — 93.3%
First Financial Bankshares, Inc.	11,280	$581,484
Hancock Holding Co.	4,420	184,800
Home Bancshares, Inc.	24,805	655,844
M&T Bank Corp.	8,405	667,189
Prosperity Bancshares, Inc.	16,082	659,362
Westamerica Bancorp.	3,850	221,953
		2,970,632
Capital Markets — 6.7%
KBW, Inc.*	7,970	214,393

Total Common Stocks Sold Short
(Proceeds $2,984,419)		3,185,025

* Non-dividend expense producing security.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

Accounting policies

The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Valuation of investments

Security valuation

The Fund records its investments at fair value. Fair Value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event that materially affects the furnished price) are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2010:

Diamond Hill Financial Trends Fund, Inc.

	Level 1 Quoted prices	Level 2 Other Significant Observable Inputs
Investments in Securities:
(Assets)
Common Stocks*	$35,838,873	$–
Corporate Bonds	–	1,511,831
Preferred Stocks	–	3,597,854
Registered Investment Companies	3,409,000	–
Repurchase Agreements	–	7,973,392
Total Assets	39,247,873	13,083,077

Investment in Securities Sold Short:
(Liabilities)
Common Stocks	$(3,185,025)	$–
Total Liabilities	(3,185,025)	–
Total	$36,062,848	13,083,077

The Fund had no Level 3 securities at March 31, 2010

* See Schedule of Investments and Schedule of Securities Sold Short for industry classification.

Investment transactions

Investment transactions are accounted for no later than the first business day after trade date for daily net asset value calculations throughout the period. However, for financial reporting purposes, investment transactions are reported on trade date at the end of the period. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Short sales

The Fund is permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities lending

The Fund has a securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”). Under the terms of the agreement, JPMorgan is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

and other charges incurred by the Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Fund as securities lending income. The net securities lending income is presented in the Statement of Operations.

As of March 31, 2010, the value of securities loaned and the collateral held were as follows:

Market Value	Value of
Of Securities Loaned	Collateral Received
$7,763,179	$7,973,392

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006 through 2009) and has concluded that no provision for income tax is required in the financial statements.

	Gross	Gross	Net
Federal Tax	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 43,448,974	$ 9,722,626	$ (840,650)	$ 8,881,976

Use of estimates

The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Subsequent events — The Fund evaluated subsequent events from March 31, 2010, the date of this report, through May 26, 2010, the date this report was issued and available. There were no subsequent events to report that would have a material impact on this report.

Diamond Hill Financial Trends Fund, Inc.
Controls and Procedures
March 31, 2010 (Unaudited)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Diamond Hill Financial Trends Fund, Inc.
Exhibits/Signatures
March 31, 2010 (Unaudited)

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Financial Trends Fund, Inc.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 26, 2010

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date: May 26, 2010